Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations
Revenues, Net	$ 160,835,847	$ 84,873,992
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)	79,866,972	64,162,019
Gross Profit	80,968,875	20,711,973
Operating Expenses:
General and Administrative	52,913,911	45,574,365
Sales and Marketing	2,837,764	3,427,338
Professional Fees	7,304,308	9,951,482
Depreciation and Amortization	14,627,126	12,301,466
Impairment Expense for Goodwill	37,911,601	5,850,772
Impairment Expense for Intangible Assets	14,902,928	0
Total Operating Expenses	130,497,638	77,105,423
Loss from Operations	(49,528,763)	(56,393,450)
Other Expense (Income):
Interest Expense	9,818,733	7,608,490
Interest Income	(45,138)	(56,468)
Loss on Equity Method Investments	2,101,649	2,006,639
Loss on Change in Fair Value of Derivative Liabilities	28,289	29,863
Loss (Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	24,399,013	(28,868,949)
Loss on Extinguishment of Debt		489,647
Other Expense (Income), Net	2,286,288	(252,822)
Total Other Expense (Income), Net	38,588,834	(19,043,600)
Loss from Operations Before Provision for Income Tax Expense	(88,117,597)	(37,349,850)
Provision for Income Tax Expense (Benefit)	9,943,382	(4,385,154)
Net Loss	(98,060,979)	(32,964,696)
Net Income (Loss) Attributable to Non-Controlling Interest	208,439	(61,675)
Net Loss Attributable to the Company	$ (98,269,418)	$ (32,903,021)
Loss Per Share - Basic and Diluted
Loss Per Share - Basic	$ (1.62)	$ (0.83)
Loss Earnings Per Share - Diluted	$ (1.62)	$ (0.83)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted-Average Shares Outstanding - Basic	72,028,902	64,182,436
Weighted-Average Shares Outstanding - Diluted	72,028,902	64,182,436